DERIVATIVE LIABILITIES (Details 5) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Beginning balance	$ 320,000	$ 0	$ 270,000	$ 0
Recognition of conversion feature liability	0	0	769,000	0
Recognition of warrant liability on issuance date	3,368,000	0	3,783,000	0
Reclassification to stockholders’ equity upon exercise	(1,196,000)	0	(1,866,000)	0
Change in fair value of derivative liabilities	(1,103,000)	0	(1,567,000)	0
Ending balance	$ 1,389,000	$ 0	$ 1,389,000	$ 0